Summary of Significant Accounting Policies - Impact on Balance Sheet (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	May 11, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 2,595,043,000		$ 2,578,007,000			$ 2,513,715,000
Total liabilities	2,176,140,000		2,191,342,000			2,219,318,000
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.00 per share at March 31, 2022 and December 31, 2021, respectively	723,902,000		685,350,000
Ordinary Shares	1,533,000		1,533,000			1,533,000
Additional paid-in capital	898,177,000		933,569,000			998,487,000
Accumulated deficit	(1,141,373,000)		(1,203,440,000)			(1,320,508,000)
Total Shareholders' Deficit	(353,429,000)		(346,741,000)			(367,288,000)
Total Liabilities and Shareholders' Deficit	2,595,043,000		2,578,007,000			2,513,715,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	829,985,200		829,149,891			829,686,220
Total liabilities	71,207,140		119,121,938			116,954,373
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.00 per share at March 31, 2022 and December 31, 2021, respectively			828,000,000			828,000,000
Preference shares
Additional paid-in capital
Accumulated deficit	(71,029,705)		(117,974,617)			(115,270,723)
Total Shareholders' Deficit	(71,027,135)	$ (100,952,179)	(117,972,047)	$ (95,686,501)	$ (87,886,410)	(115,268,153)	$ 0
Total Liabilities and Shareholders' Deficit	829,985,200		829,149,891			829,686,220
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.00 per share at March 31, 2022 and December 31, 2021, respectively			828,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class B
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares	$ 2,570		$ 2,570			$ 2,570